[I-DIVI-SUMSTAT-PRO]
Summary Prospectus and Statutory Prospectus Supplement dated April 20, 2020

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y and Investor Class Shares of the Fund listed below:

Invesco Dividend Income Fund

This supplement amends the Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectuses and retain it for future reference.

The Prospectuses are amended to reflect that Class R shares are no longer closed to new investors.  The information about Class R shares included under the heading “Performance Information”, including in the “Average Annual Total Returns” table thereunder, is amended to reflect that the inception date for Class R shares is April 17, 2020.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor
Management Fees[2]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.24[2]	1.00	0.50	None	0.25
Other Expenses	0.20	0.20	0.20[3]	0.20	0.20
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.95	1.71	1.21	0.71	0.96
1 A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2 Restated to reflect current fees.
3 “Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$642	$836	$1,047	$1,652
Class C	$274	$539	$928	$2,019
Class R	$123	$384	$665	$1,466
Class Y	$73	$227	$395	$883
Investor Class	$98	$306	$531	$1,178

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$642	$836	$1,047	$1,652
Class C	$174	$539	$928	$2,019
Class R	$123	$384	$665	$1,466
Class Y	$73	$227	$395	$883
Investor Class	$98	$306	$531	$1,178

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.67%)	2.31%	6.45%	10.76%	15.25%	19.92%	24.77%	29.83%	35.09%	40.56%
End of Year Balance	$9,832.73	$10,230.95	$10,645.30	$11,076.44	$11,525.03	$11,991.80	$12,477.47	$12,982.80	$13,508.61	$14,055.71
Estimated Annual Expenses	$641.59	$95.30	$99.16	$103.18	$107.36	$111.70	$116.23	$120.94	$125.83	$130.93
Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.05%	8.26%	12.65%	17.21%	21.96%	26.90%	32.04%	37.38%	42.95%	48.74%

End of Year Balance	$10,405.00	$10,826.40	$11,264.87	$11,721.10	$12,195.80	$12,689.73	$13,203.67	$13,738.42	$14,294.82	$14,873.76
Estimated Annual Expenses	$96.92	$100.85	$104.93	$109.18	$113.61	$118.21	$122.99	$127.97	$133.16	$138.55
Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.29%	6.69%	10.20%	13.82%	17.57%	21.44%	25.43%	29.56%	33.82%	38.22%
End of Year Balance	$10,329.00	$10,668.82	$11,019.83	$11,382.38	$11,756.86	$12,143.66	$12,543.19	$12,955.86	$13,382.11	$13,822.38
Estimated Annual Expenses	$173.81	$179.53	$185.44	$191.54	$197.84	$204.35	$211.07	$218.02	$225.19	$232.60
Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.79%	7.72%	11.81%	16.04%	20.44%	25.01%	29.74%	34.66%	39.77%	45.06%
End of Year Balance	$10,379.00	$10,772.36	$11,180.64	$11,604.38	$12,044.19	$12,500.66	$12,974.44	$13,466.17	$13,976.54	$14,506.25
Estimated Annual Expenses	$123.29	$127.97	$132.82	$137.85	$143.07	$148.50	$154.12	$159.97	$166.03	$172.32
Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.82%	42.82%	48.59%
End of Year Balance	$10,404.00	$10,824.32	$11,261.62	$11,716.59	$12,189.94	$12,682.42	$13,194.79	$13,727.86	$14,282.46	$14,859.47
Estimated Annual Expenses	$97.94	$101.90	$106.01	$110.30	$114.75	$119.39	$124.21	$129.23	$134.45	$139.88
Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.29%	8.76%	13.43%	18.30%	23.37%	28.66%	34.18%	39.94%	45.94%	52.20%
End of Year Balance	$10,429.00	$10,876.40	$11,343.00	$11,829.62	$12,337.11	$12,866.37	$13,418.34	$13,993.98	$14,594.32	$15,220.42
Estimated Annual Expenses	$72.52	$75.63	$78.88	$82.26	$85.79	$89.47	$93.31	$97.31	$101.49	$105.84

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.